Consolidated and Combined Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Income Statement [Abstract]
Net sales	$ 2,540.4	$ 2,204.5	$ 2,056.2
Cost of sales	1,337.3	1,179.6	1,091.4
Gross profit	1,203.1	1,024.9	964.8
Selling, general and administrative expenses	842.1	609.9	551.7
Research and development expenses	166.9	165.7	144.1
Separation costs	9.6	74.2	25.5
Restructuring charges, net	128.6	33.2	11.2
Non-restructuring impairment charges	355.6	0	0
Gain on divestiture and license	(15.6)	(2.9)	(2.9)
Operating (loss) income	(284.1)	144.8	235.2
Interest expense	(82.6)	(19.5)	(0.5)
Interest income	1.5	0.3	0.4
Other income, net	1.8	0.8	1.0
Income (loss) from continuing operations before income taxes	(363.4)	126.4	236.1
Provision for (benefit from) income taxes	(44.8)	68.6	94.8
Income (loss) from continuing operations	(318.6)	57.8	141.3
Income (loss) from discontinued operations, net of income taxes	(0.7)	1.0	(6.7)
Net income (loss)	$ (319.3)	$ 58.8	$ 134.6
Basic earnings (loss) per share (Note 8):
Income from continuing operations (in usd per share)	$ (4.91)	$ 1.00	$ 2.45
Income (loss) from discontinued operations, net of income taxes (in usd per share)	$ (0.01)	$ 0.02	$ (0.12)
Net income (in usd per share)	$ (4.92)	$ 1.02	$ 2.33
Basic weighted-average shares outstanding (in shares)	64.9	57.7	57.7
Diluted earnings (loss) per share (Note 8):
Income from continuing operations (in usd per share)	$ (4.91)	$ 1.00	$ 2.45
Income (loss) from discontinued operations, net of income taxes (in usd per share)	$ (0.01)	$ 0.02	$ (0.12)
Net income (in usd per share)	$ (4.92)	$ 1.02	$ 2.33
Diluted weighted-average shares oustanding (in shares)	64.9	57.8	57.7